Consolidated Statements of Comprehensive Income	12 Months Ended
	Dec. 31, 2021 CAD ($) $ / shares	Dec. 31, 2020 CAD ($) $ / shares
Revenue
Revenue	$ 122,026,302	$ 104,894,048
Media costs	58,461,333	50,808,810
Gross profit	63,564,969	54,085,238
Sales and marketing (note 20)	22,274,113	18,127,414
Technology (note 12 and 20)	12,680,460	13,156,538
General and administrative	8,838,230	5,918,740
Share-based compensation (note 8)	5,329,438	998,307
Depreciation and amortization	5,057,117	8,894,174
Operating expenses	54,179,358	47,095,173
Income from operations	9,385,611	6,990,065
Finance costs (note 8)	1,053,282	1,663,039
Foreign exchange (gain) loss	(3,374,098)	138,335
Other income, net	(2,320,816)	1,801,374
Net income before income taxes	11,706,427	5,188,691
Income taxes (note 18)	1,150,917	1,497,701
Net income for the year	$ 10,555,510	$ 3,690,990
Basic net income per share (note 10) | (per share)	$ 0.18	$ 0.07
Diluted net income per share (note 10) | (per share)	$ 0.18	$ 0.07
Exchange differences on translating foreign operations	$ (31,169)	$ 866
Comprehensive income for the year	10,524,341	3,691,856
Managed services
Revenue
Revenue	91,807,683	80,500,355
Self-service
Revenue
Revenue	$ 30,218,619	$ 24,393,693